Commitments and Contingencies (Details) - Schedule of Milestone Events and Financial Terms - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Funding Milestone [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone events and financial terms	$ 1,550,000	$ 1,550,000
First Clinical Trial [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone events and financial terms	1,375,000	1,375,000
First Licensed Product [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone events and financial terms	5,000,000	$ 5,000,000
Licensed Products in Excess 1 [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone events and financial terms	1,500,000
Licensed Products in Excess 2 [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone events and financial terms	5,000,000
Licensed Products in Excess 3 [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone events and financial terms	$ 10,000,000